SHAREHOLDER LETTER





Your Fund's Goal: Franklin Templeton Money Fund Trust seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities. The fund attempts to maintain a stable net asset value of $1.00 per share.(1)


Dear Shareholder:

It's a pleasure to bring you Franklin Templeton Money Fund Trust's semiannual report for the period ended December 31, 1998.

The domestic economy continued to grow at a healthy pace during the period under review. Higher income levels coupled with a robust real estate market and increasing stock prices fueled the consumer sector, which was the primary driver of domestic growth. Consumption also buoyed the labor market, with the unemployment rate reaching 4.5% this year, the lowest in 28 years. The overall economy, as measured by U.S. Gross Domestic Product, grew at an annualized rate of 3.9% for 1998, with an especially strong 5.6% annualized rate in the fourth quarter, well above the Federal Reserve Board's (the Fed's) targeted long-term growth rate of 2.50%.(2)

(1). Please remember, an investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution, and there can be no assurance that the fund will be able to maintain a net asset value of $1.00 per share.

(2). Source: Bureau of Labor Statistics.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 5 of this report.




CONTENTS


Shareholder Letter .......................................................     1

Performance Summary ......................................................     3

Financial Highlights &
Statement of Investments .................................................     4

Financial Statements .....................................................     6

Notes to Financial
Statements ...............................................................     7





                                  FUND CATEGORY

                                [PYRAMID GRAPHIC]

Meanwhile, exports were hit hard by the emerging markets crisis that prevailed for much of the reporting period, hampering the U.S. manufacturing sector and producing record trade deficits. As a result, gains in the consumer sector stood in stark contrast to declines in the manufacturing and export sectors. Increased competition from low-cost imports exacerbated rising domestic wage costs and a weakening U.S. export sector.

The extent of problems in emerging economies took the financial community by surprise. Many institutional investors became averse to virtually any security with credit risk, which seemed to paralyze the credit markets. An ensuing "flight to quality" fueled tremendous demand for U.S. Treasuries, a traditional safe haven in times of market and political turmoil. The yield on three-month Treasury bills, usually a reasonable proxy for the fund, declined from 5.32% on January 2, 1998, to 4.48% on December 31, 1998, falling as low as 3.65% on October 16, 1998, before rebounding.(3) Put into a historical context, three-month Treasury yields have averaged 5.06% over the last five years, fluctuating from as low as 2.89% on January 27, 1994, to as high as 6.07% on February 1, 1995. The "credit crunch" prompted the Fed to cut the federal funds target rate three times over seven weeks, for a total of 75 basis points (0.75%), bringing it to 4.75% on November 17, 1998. This revitalized the credit markets and spurred equity prices in the process. Reflecting lower short-term interest rates, the fund's seven-day yield during the reporting period declined from 4.40% on July 1, 1998, to 3.99% on December 31, 1998.

We continue to invest the fund's assets in only higher quality money market securities. For example, over 75% of the paper purchased by the fund carries long-term credit ratings of "AA" or higher by Standard & Poor's and Moody's, two national credit rating agencies.(4) Consistent with the fund's goal of providing shareholders with a higher-quality and conservative investment vehicle, we do

(3). Bond prices are inversely related to their yields. An increase in price leads to a corresponding decrease in yield.

(4). The ratings do not indicate Moody's and Standard & Poor's ratings of the fund.

not invest the fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Going forward, underlying concerns linger regarding the economy's strength. Balanced against these concerns, however, remains a profound environment of low inflation and interest rates that have so far helped propel consumer spending. Additionally, should economic growth slow, the Fed may make further changes to the federal funds target rate.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of December 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

As a Franklin Templeton Money Fund Trust shareholder, you enjoy certain advantages of investing in a money market fund. With our policy of seeking to maintain a stable $1.00 net asset value per share, Franklin Templeton Money Fund Trust can provide relative stability in a volatile market environment. You have the added benefit of convenient, easy access to your money and a high degree of credit safety.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,



/s/ C B Johnson
---------------
Charles B. Johnson
Chairman
Franklin Templeton Money Fund Trust




PERFORMANCE SUMMARY
12/31/98

Seven-day annualized yield              3.99%
Seven-day effective yield*              4.06%

* The seven-day effective yield assumes the compounding of daily dividends, and reflects fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often results in lower yields.

Franklin Advisers, Inc., the fund's administrator and the manager of the fund's underlying portfolio, has agreed in advance to waive a portion of its fees, which reduces operating expenses and increases yield to shareholders. Without these reductions, the fund's annualized and effective yields for the period would have been 3.73% and 3.80%, respectively. The fee waiver may be discontinued at any time upon notice to the fund's and the portfolio's Board of Trustees.

Past performance is not predictive of future results.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND II

Financial Highlights

                                                                SIX MONTHS ENDED                 YEAR ENDED JUNE 30,
                                                                DECEMBER 31,1998   ------------------------------------------------
                                                                  (UNAUDITED)        1998        1997        1996         1995+
                                                                -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........................    $   1.00          $  1.00      $ 1.00      $ 1.00      $ 1.00
                                                                -------------------------------------------------------------------
Income from investment operations - net investment income ...        .021             .043        .042        .039        .007
Less distributions from net investment income ...............       (.021)           (.043)      (.042)      (.039)      (.007)
                                                                -------------------------------------------------------------------
Net asset value, end of period ..............................    $   1.00          $  1.00      $ 1.00      $ 1.00      $ 1.00
                                                                ===================================================================

Total return* ...............................................        2.14%            4.43%       4.29%       3.96%       0.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........................    $105,627          $38,538      $9,724      $4,510      $  152
Ratios to average net assets:
 Expenses(1) ................................................        1.25%**          1.25%       1.25%       1.40%       1.83%**
 Expenses excluding waiver and payments by affiliate(1) .....        1.43%**          1.45%       1.59%       2.67%       1.84%**
 Net investment income ......................................        4.22%**          4.39%       4.26%       4.00%       4.42%**



 *  Total return is not annualized.

**  Annualized.

(1) The expense ratio includes the Fund's share of the Portfolio's allocated expense.

 +  For the period April 13, 1995 (effective date) to June 30, 1995.


4                      See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND II

STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (UNAUDITED)

                                                                    SHARES          VALUE
---------------------------------------------------------------------------------------------
MUTUAL FUNDS 99.3%
The Money Market Portfolio (Note 1) (Cost $104,858,992) ...      104,858,992     $104,858,992
OTHER ASSETS, LESS LIABILITIES .7% ........................                           767,777
                                                                                 ------------
NET ASSETS 100.0% .........................................                      $105,626,769
                                                                                 ============




                       See notes to financial statements.                      5

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND II

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

Assets:
  Investments in securities, at value and cost                      $104,858,992
  Receivables for capital shares sold                                  2,292,607
                                                                    ------------
      Total assets                                                   107,151,599
                                                                    ============
Liabilities:
 Payables:
  Capital shares redeemed                                                929,900
  Affiliates                                                             115,116
  Shareholders                                                           426,289
 Other liabilities                                                        53,525
                                                                    ------------
      Total liabilities                                                1,524,830
                                                                    ------------
Net assets, at value                                                $105,626,769
                                                                    ============
Shares outstanding                                                   105,626,769
                                                                    ============
Net asset value per share                                           $       1.00
                                                                    ------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

Investment income:
 Dividends                                                          $ 2,071,268
                                                                    -----------
Expenses:
 Administrative fees (Note 3)                                           177,973
 Distribution fees (Note 3)                                             245,231
 Transfer agent fees (Note 3)                                            38,422
 Reports to shareholders                                                  5,611
 Registration and filing fees                                            22,363
 Professional Fees                                                        2,457
 Other                                                                      140
                                                                    -----------
      Total expenses                                                    492,197
      Expenses waived/paid by affiliate (Note 3)                        (61,597)
                                                                    ===========
        Net Expenses                                                    430,600
                                                                    -----------
        Net investment income                                       $ 1,640,668
                                                                    ===========


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 1998

                                               SIX MONTHS             YEAR
                                                  ENDED               ENDED
                                            DECEMBER 31, 1998     JUNE 30, 1998
                                            ------------------------------------
Increase (decrease) in
 net assets:
  Operations:
   Net investment income                     $   1,640,668        $   1,073,539
  Distributions to shareholders
   from net investment income                   (1,640,668)          (1,073,539)
  Capital share transactions
   (Note 2)                                     67,088,391           28,814,605
                                            ------------------------------------
      Net increase in
       net assets                               67,088,391           28,814,605
Net Assets (there is no
 undistributed net investment
 income at beginning or end
 of period):
  Beginning of period                           38,538,378            9,723,773
                                            ------------------------------------
  End of period                              $ 105,626,769        $  38,538,378
                                            ====================================



6                      See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND II

Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Trust consists of one Fund, the Franklin Templeton Money Fund II (the Fund), which seeks to provide a high level of current income consistent with preservation of capital. Effective January 1, 1999, the Fund changed its name to Franklin Templeton Money Fund.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of December 31, 1998, the Fund owns 3.06% of the Portfolio.

b. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND II

Notes to Financial Statements (unaudited) (continued)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 1998, there were an unlimited number of shares authorized ($0.01 par value). During the period ended December 31, 1998, the Fund offered a single class of shares, Class II. Transactions in the Fund's shares were as follows:

                                              SIX MONTHS              YEAR
                                                 ENDED                ENDED
                                           DECEMBER 31, 1998      JUNE 30, 1998
                                           -------------------------------------

        Shares sold ................        $ 341,455,171         $ 228,746,899
        Shares issued in
          reinvestment of
          distributions ............            1,642,464             1,058,435
        Shares redeemed ............         (276,009,244)         (200,990,729)
                                           -------------------------------------
        Net increase ...............        $  67,088,391         $  28,814,605
                                           =====================================

Effective January 1, 1999, Class II was renamed Class C,and the fund began offering a new class of shares, Class B. The shares can differ by their distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of The Money Market Portfolios.

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

         ANNUALIZED
          FEE RATE           NET ASSETS
         ----------------------------------------------------------------------

          .455%              First $100 million
          .330%              Over $100 million,up to and including $250 million
          .280%              Over $250 million


Advisers agreed in advance to waive administrative fees, as noted in the Statement of Operations.

The Fund reimburses Distributors up to .65% per year of its average daily net assets for costs incurred in marketing the Fund's shares.

Distributors received contingent deferred sales charges for the period of $136,600.

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE MONEY MARKET PORTFOLIO

                                                       SIX MONTHS ENDED
                                                       DECEMBER 31, 1998
                                                          (UNAUDITED)
                                                       ----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............     $     1.00
                                                       ----------------------
Income from investment operations -
 net investment income ............................           .027
Less distributions from net investment income .....          (.027)
                                                       ----------------------
Net asset value, end of period ....................     $     1.00
                                                       ======================

Total return* .....................................           2.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................     $2,644,509
Ratios to average net assets:
 Expenses .........................................            .15%**
 Expenses excluding waiver and payments
  by affiliate ....................................            .16%**
 Net investment income ............................           5.33%**

                                                                                    YEAR ENDED JUNE 30,
                                                       ----------------------------------------------------------------------------
                                                           1998            1997             1996              1995            1994
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............    $     1.00       $     1.00       $     1.00       $     1.00       $   1.00
                                                       ----------------------------------------------------------------------------
Income from investment operations -
 net investment income ............................          .055             .053             .055             .053           .033
Less distributions from net investment income .....         (.055)           (.053)           (.055)           (.053)         (.033)
                                                       ----------------------------------------------------------------------------
Net asset value, end of period ....................    $     1.00       $     1.00       $     1.00       $     1.00       $   1.00
                                                       ============================================================================

Total return* .....................................          5.64%            5.47%            5.66%            5.46%          3.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................    $2,043,629       $1,773,546       $1,550,085       $1,305,574       $219,189
Ratios to average net assets:
 Expenses .........................................           .15%             .15%             .15%             .15%           .15%
 Expenses excluding waiver and payments
  by affiliate ....................................           .16%             .16%             .16%             .16%           .17%
 Net investment income ............................          5.50%            5.34%            5.50%            5.42%          3.25%




* Total return is not annualized.

**Annualized

                       See notes to financial statements.                      9

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS,DECEMBER 31,1998 (UNAUDITED)



                                                                                                PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                       AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------------------------
 BANK NOTES 8.7%
 Nations Bank NA, 4.98% - 5.12%, 4/07/99 - 6/10/99 ......................................     $  100,000,000     $  100,002,936
 NBD Bank, 5.10% - 5.15%, 2/10/99 - 3/15/99 .............................................         50,000,000         50,000,776
 Wachovia Bank NA, 5.18% - 5.60%, 1/07/99 - 3/05/99 .....................................         80,000,000         80,000,060
                                                                                                                 --------------
 TOTAL BANK NOTES (COST $230,003,772) ...................................................                           230,003,772
                                                                                                                 --------------
 CERTIFICATES OF DEPOSIT 39.8%
 ABN-AMRO Bank NV, Chicago Branch, 4.93% - 5.72%, 2/24/99 - 6/07/99 .....................         90,300,000         90,308,459
 Australia & New Zealand Banking Group, New York Branch, 5.625%, 1/11/99 ................         25,000,000         25,000,000
 Bank of Nova Scotia, Portland Branch, 5.08% - 5.51%, 1/05/99 - 3/22/99 .................        100,000,000        100,000,000
 Barclays Bank PLC, New York Branch, 5.53%, 2/23/99 .....................................          9,500,000          9,502,454
 Bayerische Landesbank, New York Branch, 4.98% - 5.55%, 1/29/99 - 6/25/99 ...............         70,000,000         70,006,358
 Bayerische Vereinsbank, New York Branch, 4.95% - 5.33%, 1/04/99 - 6/29/99 ..............         80,000,000         80,000,000
 Commerzbank AG, New York Branch, 5.43%, 1/19/99 - 1/26/99 ..............................         50,000,000         50,000,293
 Credit Agricole, New York Branch, 5.08% - 5.74%, 3/10/99 - 4/26/99 .....................         47,300,000         47,332,968
 Den Danske Bank, New York Branch, 5.10% - 5.41%, 1/19/99 - 3/11/99 .....................         50,000,000         50,001,069
 Deutsche Bank AG, New York Branch, 5.62% - 5.685%, 2/26/99 - 6/03/99 ...................         40,000,000         40,013,839
 Dresdner Bank AG, New York Branch, 4.96% - 5.34%, 2/16/99 - 2/19/99 ....................         75,000,000         75,007,008
 Landesbank Hessen Thuringen, New York Branch, 5.27%, 1/12/99 ...........................         25,000,000         25,000,038
 National Westminster Bank PLC, New York Branch, 5.22% - 5.745%, 1/13/99 - 4/06/99 ......         65,000,000         64,986,898
 Rabobank Nederland NV, New York Branch, 4.95% - 5.64%, 1/04/99 - 7/30/99 ...............        100,500,000        100,502,880
 Royal Bank of Canada, New York Branch, 5.68%, 3/29/99 ..................................         50,000,000         50,012,578
 Societe Generale, New York Branch, 5.58%, 1/22/99 ......................................         25,000,000         24,998,921
 Swiss Bank Corp., New York Branch, 5.81%, 4/29/99 ......................................         25,000,000         24,996,906
 Toronto Dominion Bank, New York Branch, 5.62%, 1/25/99 .................................         25,000,000         25,000,000
 UBS AG, New York Branch, 5.12%, 5/05/99 ................................................         25,000,000         25,000,000
 Westdeutsche Landesbank, New York Branch, 5.18% - 5.64%, 2/04/99 - 2/05/99 .............         60,000,000         60,013,745
 Westpac Banking Corp., New York Branch, 5.55%, 1/20/99 .................................         15,000,000         14,998,761
                                                                                                                 --------------
 TOTAL CERTIFICATES OF DEPOSIT (COST $1,052,683,175) ....................................                         1,052,683,175
                                                                                                                 --------------
(a)COMMERCIAL PAPER 43.7%
 Abbey National North America, 5.05% - 5.12%, 2/03/99 - 2/09/99 .........................         55,000,000         54,718,542
 American Express Credit Corp., 5.00% - 5.05%, 1/07/99 - 3/03/99 ........................         75,000,000         74,744,410
 Associates Corp.of North America, 5.05% - 5.35%, 1/06/99 - 2/11/99 .....................        105,000,000        104,648,188
 Barclays U.S.Funding Corp., 5.10%, 1/27/99 .............................................         25,000,000         24,907,917
 Canadian Imperial Holdings, Inc., 4.94% - 5.04%, 1/28/99 - 4/12/99 .....................         50,000,000         49,559,014
 Chevron U.K.Investment PLC, 5.34%, 1/19/99 .............................................         10,000,000          9,973,300
 CIESCO LP, 5.35%, 1/21/99 - 1/22/99 ....................................................         50,000,000         49,847,674
 Commonwealth Bank of Australia, 4.99% - 5.07%, 3/04/99 - 4/01/99 .......................         65,000,000         64,313,778
 Cregem North America Inc., 5.06%, 3/24/99 - 3/25/99 ....................................         50,000,000         49,420,208
 General Electric Capital Corp., 4.92% - 5.44%, 1/14/99 - 5/04/99 .......................        105,000,000        104,307,958
 International Lease Finance Corp., 5.12%, 2/01/99 ......................................          5,000,000          4,977,956
 International Nederlanden (U.S.) Funding Corp., 5.06% - 5.10%, 2/12/99 - 3/30/99 .......         95,000,000         94,221,701
 J.P.Morgan & Co.Inc., 4.90% - 5.01%, 3/17/99 - 6/28/99 .................................         75,000,000         73,783,451
 Lloyds Bank PLC, 5.18%, 1/21/99 ........................................................         25,000,000         24,928,056
 Morgan Stanley Dean Witter & Co., 5.34%, 1/13/99 .......................................         25,000,000         24,955,500
 National Rural Utilities Cooperative Finance Corp., 5.03% - 5.09%, 1/27/99 - 3/19/99 ...         64,000,000         63,496,486
 Procter & Gamble Co., 5.28%, 1/11/99 ...................................................         15,068,000         15,045,900
 Province of British Columbia, 4.90% - 5.29%, 3/08/99 - 6/16/99 .........................         35,000,000         34,467,117

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS,DECEMBER 31,1998 (UNAUDITED)(CONT.)

                                                                                    PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
 Royal Bank of Canada, 5.46%, 1/15/99 ......................................     $   25,000,000     $   24,946,917
 Svenska Handelsbanken Inc., 5.05%, 1/20/99 ................................         25,000,000         24,933,368
 Toronto Dominion Holdings USA Inc., 4.83%, 6/14/99 ........................         25,000,000         24,449,917
 Toyota Motor Credit Corp., 5.08%, 2/02/99 .................................         25,000,000         24,887,111
 UBS Finance (DE) Inc., 4.88% - 5.47%, 1/14/99 - 5/24/99 ...................         60,000,000         59,647,628
 Westpac Capital Corp., 4.80% - 4.96%, 2/08/99 - 5/10/99 ...................         75,000,000         74,144,776
                                                                                                    --------------
 TOTAL COMMERCIAL PAPER (COST $1,155,326,873) ..............................                         1,155,326,873
                                                                                                    --------------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $2,438,013,820) ......                         2,438,013,820
                                                                                                    --------------
 REPURCHASE AGREEMENTS 7.0%
 J.P.Morgan Securities Inc., 4.75%, 1/04/99 (Maturity Value $94,329,759)
  Collateralized by U.S.Treasury Notes .....................................         94,280,000         94,280,000
 Morgan Stanley & Co.Inc., 4.65%, 1/04/99 (Maturity Value $90,086,521)
  Collateralized by U.S.Treasury Notes .....................................         90,040,000         90,040,000
                                                                                                    --------------
 TOTAL REPURCHASE AGREEMENTS (COST $184,320,000) ...........................                           184,320,000
                                                                                                    --------------
 TOTAL INVESTMENTS (COST $2,622,333,820) 99.2% .............................                         2,622,333,820
 OTHER ASSETS, LESS LIABILITIES .8% ........................................                            22,175,079
                                                                                                    --------------
 NET ASSETS 100.0% .........................................................                        $2,644,508,899
                                                                                                    ==============




(a)Securities are traded on a discount basis;the rates shown are the discount rates at the time of purchase by the portfolio.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                      SIX MONTHS ENDED
                                                      DECEMBER 31, 1998
                                                         (UNAUDITED)
                                                      -----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............     $   1.00
                                                      -----------------
Income from investment operations -
 net investment income ............................         .026
Less distributions from net investment income .....        (.026)
                                                      -----------------
Net asset value, end of period ....................     $   1.00
                                                      =================
Total return*......................................         2.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................     $292,833
Ratios to average net assets:
 Expenses .........................................          .15%**
 Expenses excluding waiver and payments
  by affiliate ....................................          .16%**
 Net investment income ............................         5.10%**

                                                                               YEAR ENDED JUNE 30,
                                                      ---------------------------------------------------------------------
                                                         1998          1997           1996           1995           1994
                                                      ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                      ---------------------------------------------------------------------

Income from investment operations -
 net investment income ............................       .054           .052           .054           .052           .032
Less distributions from net investment income .....      (.054)         (.052)         (.054)         (.052)         (.032)
                                                      ---------------------------------------------------------------------
Net asset value, end of period ....................   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                      =====================================================================
Total return* .....................................       5.53%          5.34%          5.55%          5.32%          3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................   $263,226       $285,629       $285,701       $474,654       $218,548
Ratios to average net assets:
 Expenses .........................................        .15%           .15%           .15%           .15%           .15%
 Expenses excluding waiver and payments
  by affiliate ....................................        .16%           .16%           .17%           .16%           .17%
 Net investment income ............................       5.40%          5.20%          5.45%          5.25%          3.20%



* Total return is not annualized.

**Annualized

12                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS,DECEMBER 31,1998 (UNAUDITED)

                                                                                                     PRINCIPAL
THE U.S.GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                  AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES 19.0%
U.S.Treasury Notes, 7.00%, 4/15/99 ...........................................................     $  5,000,000     $  5,019,736
U.S.Treasury Notes, 6.00%, 8/15/99 ...........................................................       10,000,000       10,045,392
U.S.Treasury Notes, 5.875%, 8/31/99 ..........................................................       15,000,000       15,107,475
U.S.Treasury Notes, 6.875%, 8/31/99 ..........................................................       20,000,000       20,227,562
U.S.Treasury Notes, 7.125%, 9/30/99 ..........................................................        5,000,000        5,081,996
                                                                                                                    ------------
TOTAL GOVERNMENT SECURITIES (COST $55,482,161) ...............................................                        55,482,161
                                                                                                                    ============
REPURCHASE AGREEMENTS 80.7%
Barclays Capital Inc., 4.70%, 1/04/99 (Maturity Value $15,007,833)
 Collateralized by U.S.Treasury Notes ........................................................       15,000,000       15,000,000
Bear, Stearns & Co.Inc., 4.70%, 1/04/99 (Maturity Value $15,007,833)
 Collateralized by U.S.Treasury Notes ........................................................       15,000,000       15,000,000
Chase Securities Inc., 4.50%, 1/04/99 (Maturity Value $15,007,500)
 Collateralized by U.S.Treasury Notes ........................................................       15,000,000       15,000,000
CIBC Oppenheimer Corp., 4.75%, 1/04/99 (Maturity Value $15,007,917)
 Collateralized by U.S.Treasury Notes ........................................................       15,000,000       15,000,000
Donaldson, Lufkin & Jenrette Securities Corp., 5.00%, 1/04/99 (Maturity Value $15,008,333)
 Collateralized by U.S.Treasury Notes ........................................................       15,000,000       15,000,000
Dresdner Kleinwort Benson, North America LLC, 4.25%, 1/04/99 (Maturity Value $15,007,083)
 Collateralized by U.S.Treasury Notes ........................................................       15,000,000       15,000,000
J.P.Morgan Securities Inc., 4.65%, 1/04/99 (Maturity Value $13,186,810)
 Collateralized by U.S.Treasury Bills, U.S.Treasury Notes ....................................       13,180,000       13,180,000
J.P.Morgan Securities Inc., 4.75%, 1/04/99 (Maturity Value $30,015,833)
 Collateralized by U.S.Treasury Bills, U.S.Treasury Notes ....................................       30,000,000       30,000,000
Merrill Lynch Government Securities Inc., 4.75%, 1/04/99 (Maturity Value $15,007,917)
 Collateralized by U.S.Treasury Notes ........................................................       15,000,000       15,000,000
Morgan Stanley & Co.Inc., 4.65%, 1/04/99 (Maturity Value $43,202,310)
 Collateralized by U.S.Treasury Bills, U.S.Treasury Notes ....................................       43,180,000       43,180,000
NationsBanc Montgomery Securities LLC, 4.70%, 1/04/99 (Maturity Value $15,007,833)
 Collateralized by U.S.Treasury Notes ........................................................       15,000,000       15,000,000
Paribas Corp., 4.85%, 1/04/99 (Maturity Value $15,008,083)
 Collateralized by U.S.Treasury Notes ........................................................       15,000,000       15,000,000
Warburg Dillon Read LLC, 4.75%, 1/04/99 (Maturity Value $15,007,917)
 Collateralized by U.S.Treasury Notes ........................................................       15,000,000       15,000,000
                                                                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (COST $236,360,000) ..............................................                       236,360,000
                                                                                                                    ------------
TOTAL INVESTMENTS (COST $291,842,161) 99.7% ..................................................                       291,842,161
OTHER ASSETS, LESS LIABILITIES .3% ...........................................................                           990,881
                                                                                                                    ------------
NET ASSETS 100.0% ............................................................................                      $292,833,042
                                                                                                                    ============

                       See notes to financial statements.                     13

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31,1998 (UNAUDITED)

                                                                             THE U.S.
                                                                            GOVERNMENT
                                                                            SECURITIES
                                                        THE MONEY          MONEY MARKET
                                                     MARKET PORTFOLIO       PORTFOLIO
                                                     ----------------------------------
Assets:
 Investments in securities, at value and cost ...     $2,438,013,820     $   55,482,161
 Repurchase agreements, at value and cost .......        184,320,000        236,360,000
 Cash ...........................................              5,393              5,533
 Receivables:
  Capital shares sold ...........................          1,360,142                 --
  Interest ......................................         21,437,673          1,190,077
                                                     ----------------------------------
      Total assets ..............................      2,645,137,028        293,037,771
                                                     ----------------------------------
Liabilities:
 Payables:
  Capital shares redeemed .......................            229,548            142,262
  Affiliates ....................................            317,855             39,317
 Other liabilities ..............................             80,726             23,150
                                                     ----------------------------------
      Total liabilities .........................            628,129            204,729
                                                     ==================================
Net assets, at value ............................     $2,644,508,899     $  292,833,042
                                                     ==================================
Shares outstanding ..............................      2,644,508,899        292,833,042
                                                     ==================================
Net asset value per share .......................     $         1.00     $         1.00
                                                     ==================================


14                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31,1998 (UNAUDITED)

                                                                                 THE U.S.
                                                                                GOVERNMENT
                                                                                SECURITIES
                                                               THE MONEY       MONEY MARKET
                                                           MARKET PORTFOLIO     PORTFOLIO
                                                           ---------------------------------
Investment income:
 Interest ..............................................     $ 68,305,549      $  7,829,666
                                                           ---------------------------------
Expenses:
 Management fees (Note 3) ..............................        1,881,196           225,450
 Custodian fees ........................................            9,186             1,415
 Reports to shareholders ...............................            2,865               477
 Professional fees .....................................           27,417             4,635
 Trustees' fees and expenses ...........................            3,522               556
 Other .................................................           48,613             6,994
                                                           ---------------------------------
  Total expenses .......................................        1,972,799           239,527
  Expenses waived/paid by affiliate (Note 3) ...........          (89,633)          (14,063)
                                                           ---------------------------------
      Net expenses .....................................        1,883,166           225,464
                                                           ---------------------------------
       Net investment income ...........................       66,422,383         7,604,202
                                                           ---------------------------------
Net realized gain from investments .....................            9,343                --
                                                           ---------------------------------
Net increase in net assets resulting from operations ...     $ 66,431,726      $  7,604,202
                                                           =================================




                       See notes to financial statements.                     15

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31,1998 (UNAUDITED)
AND THE YEAR ENDED JUNE 30,1998


                                                                   THE MONEY MARKET PORTFOLIO
                                                             ----------------------------------------
                                                              SIX MONTHS ENDED          YEAR ENDED
                                                              DECEMBER 31, 1998        JUNE 30,1998
                                                             ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................     $    66,422,383         $   108,653,664
  Net realized gain from investments ...................               9,343                      --
                                                             ----------------------------------------
      Net increase in net assets resulting
       from operations .................................          66,431,726             108,653,664
 Distributions to shareholders from
  net investment income ................................         (66,431,726)+          (108,653,664)
 Capital share transactions (Note 2) ...................         600,879,596             270,083,314
                                                             ----------------------------------------
      Net increase in net assets .......................         600,879,596             270,083,314
Net assets (there is no undistributed net investment
 income at beginning or end of period):
  Beginning of period ..................................       2,043,629,303           1,773,545,989
                                                             ----------------------------------------
  End of period ........................................     $ 2,644,508,899         $ 2,043,629,303
                                                             ========================================

                                                                THE U.S.GOVERNMENT SECURITIES
                                                                    MONEY MARKET PORTFOLIO
                                                             -------------------------------------
                                                             SIX MONTHS ENDED        YEAR ENDED
                                                             DECEMBER 31, 1998      JUNE 30,1998
                                                             -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................     $     7,604,202      $    14,190,444
  Net realized gain from investments ...................                  --                   --
                                                             -------------------------------------
      Net increase in net assets resulting
       from operations .................................           7,604,202           14,190,444
 Distributions to shareholders from
  net investment income ................................          (7,604,202)         (14,190,444)
 Capital share transactions (Note 2) ...................          29,606,664            4,597,201
                                                             -------------------------------------
      Net increase in net assets .......................          29,606,664            4,597,201
Net assets (there is no undistributed net investment
 income at beginning or end of period):
  Beginning of period ..................................         263,226,378          258,629,177
                                                             -------------------------------------
  End of period ........................................     $   292,833,042      $   263,226,378
                                                             =====================================




+ Distributions were increased by a net realized gain from investments of $9,343.

16                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide a high level of current income consistent with preservation of capital. The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1998, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                         THE U.S.
                                                                        GOVERNMENT
                                                                        SECURITIES
                                                    THE MONEY          MONEY MARKET
                                                 MARKET PORTFOLIO        PORTFOLIO
                                                 -------------------------------------
        Six months ended December 31,1998
          Shares sold ......................     $ 4,379,369,896      $   460,850,849
          Shares issued in reinvestment
           of distributions ................          66,431,528            7,604,453
          Shares redeemed ..................      (3,844,921,828)        (438,848,638)
                                                 -------------------------------------
          Net increase .....................     $   600,879,596      $    29,606,664
                                                 -------------------------------------
        Year ended June 30,1998
          Shares sold ......................     $ 5,690,107,931      $   963,956,819
          Shares issued in reinvestment
           of distributions ................         108,652,953           14,190,262
          Shares redeemed ..................      (5,528,677,570)        (973,549,880)
                                                 -------------------------------------
          Net increase .....................     $   270,083,314      $     4,597,201
                                                 =====================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Portfolios are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

At December 31, 1998, the shares of The Money Market Portfolio were owned by the following funds:

                                                                           PERCENTAGE OF
                                                                            OUTSTANDING
                                                            SHARES            SHARES
                                                         -------------------------------
        Franklin Money Fund ........................     2,204,122,234        83.35%
        Institutional Fiduciary Trust -
          Money Market Portfolio ...................       206,805,583         7.82%
        Institutional Fiduciary Trust -
          Franklin Cash Reserves Fund ..............       128,722,090         4.87%
        Franklin Templeton Money Fund Trust -
          Franklin Templeton Money Fund II .........       104,858,992         3.96%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES (cont.)

At December 31, 1998, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                          PERCENTAGE OF
                                                                           OUTSTANDING
                                                         SHARES              SHARES
                                                       --------------------------------
Institutional Fiduciary Trust -
  Franklin U.S.Government
   Securities Money Market Portfolio ..........        139,387,867           47.60%
  Franklin Federal Money Fund .................        153,445,175           52.40%

4. INCOME TAXES

At June 30, 1998, the Money Market Portfolio had tax basis capital losses of $4,721 which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
          2002 ........................................        $3,560
          2006 ........................................         1,161
                                                               ------
                                                               $4,721
                                                               ======

                      This page intentionally left blank.